SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of the Company's Segment Net Sales, Gross Profit and Income Before Income Taxes

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2021, 2020 and 2019 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
Sales by Segment	2021	Net Sales	2020	Net Sales	2019	Net Sales
	(in thousands, except percentages)
Equipment	$2,323	15%	$12,385	51%	$43,722	67%
Services	13,598	85%	11,925	49%	21,901	33%
Total	$15,921	100%	$24,310	100%	$65,623	100%

	Years Ended December 31,
		Gross Profit		Gross Profit		Gross Profit
Gross profit (loss)by Segment	2021	%	2020	%	2019	%
	(in thousands, except percentages)
Equipment	$(4,358)	(188)%	$1,237	10%	$14,156	32%
Services	3,283	24%	2,292	19%	10,001	46%
Total	$(1,075)	(7)%	$3,529	15%	$24,157	37%

	Years ended December 31,
Segment income (loss) and Loss before income taxes	2021	2020	2019
	(in thousands)
Equipment	$(12,868)	$(7,640)	$51
Services	3,283	2,292	10,001
Total segment income (loss)	(9,585)	(5,348)	10,052
General and corporate	7,051	(20,110)	(13,996)
Loss before income taxes	$(2,534)	$(25,458)	$(3,944)

Schedule of Sales Data by Geographical Area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2021	Sales	2020	Sales	2019	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$1,858	11%	$2,286	10%	$2,439	4%
India	8,221	52%	9,807	40%	37,206	57%
Japan	5,842	37%	12,208	50%	21,761	33%
Taiwan	—	—%	—	—%	3,515	5%
Other	—	—%	9	—%	702	1%
Total	$15,921	100%	$24,310	100%	$65,623	100%

Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area	Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2021	2020

China	$528	$565
Other	74	55
Total long-lived assets	$602	$620